DESCRIPTION OF THE PLAN - Mergers (Details) - AbbVie Savings Plan - USD ($) $ in Thousands			12 Months Ended
	Dec. 04, 2025	Mar. 03, 2025	Dec. 31, 2025
DESCRIPTION OF THE PLAN
Transfers to the Plan			$ 107,054
ImmunoGen, Inc
DESCRIPTION OF THE PLAN
Transfers to the Plan		$ 62,600
Cerevel Therapeutics, LLC
DESCRIPTION OF THE PLAN
Transfers to the Plan		$ 41,400
Nimble Therapeutics, Inc
DESCRIPTION OF THE PLAN
Transfers to the Plan	$ 3,000